Fair Value Measurements	6 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENT
Accounting standards define fair value based on an exit price model, establish a framework for measuring fair value where the Plan’s assets and liabilities are required to be carried at fair value and provide for certain disclosures related to the valuation methods used within a valuation hierarchy. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, or other observable characteristics for the asset or liability, including interest rates, yield curves and credit risks, or inputs that are derived principally from, or corroborated by, observable market data through correlation. Level 3 inputs are unobservable inputs based on management’s assumptions. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Plan provides for some investments that are valued using the Net Asset Value (“NAV”) practical expedient. None of these investments have limits on their redemption however, the Plan’s ability to redeem its investments may be subject to fund-specific notice requirements. Investments valued using NAV consist of common collective trusts which allow the Plan to allocate investments across a broad array of types of funds and diversify the portfolio.
The fair values of the Plan’s investments as of December 31, 2025, by asset category, were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Ralliant Corporation Stock Fund:
Ralliant common stock	2.5	—	—	2.5
Mutual funds	217.0	—	—	217.0
Separately managed funds:
Cash and cash equivalents	0.5	—	—	0.5
Common stock	94.5	—	—	94.5
Corporate bonds	—	0.1	—	0.1
Mutual funds	21.0	—	—	21.0
Self-directed brokerage accounts	77.8	—	—	77.8
	$413.3	$0.1	$—	$413.4
Investments measured at NAV
Common/collective trusts				331.9
Total investments, at fair value				$745.3
Following is a description of the valuation techniques and inputs used for each major class of assets measured at fair value:
•Mutual funds are valued at the quoted closing price reported on the active market on which the individual securities are traded.
•The Ralliant Corporation Stock Fund consists of shares of the Company’s stock and short-term money market investments and is valued based on the quoted market price of the investments.
•The separately managed funds consist of common stock, and mutual funds, which are valued at the quoted closing price of the security reported in an active market on the last business day of the year and uninvested interest bearing cash and cash equivalents, which is recorded at carrying value as maturities are less than three months.
•The self-directed brokerage accounts consist of common stock, mutual funds, and exchange traded funds, which are valued at the quoted closing price reported in an active market on the last business day of the year, and uninvested interest bearing cash, which is recorded at carrying value as maturities are less than three months.
•Participation units in the common/collective trust funds are valued using the NAV of units held. The NAV is used as a practical expedient to estimate fair value and is based on the fair value of the underlying investments held by the fund less its liabilities.
The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes the valuation methods are appropriate and consistent with the methods used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.